EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Change in plan provisions	$ (3,900)
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	2,995	7,749	9,811
Service cost	32	146	193
Interest cost	126	399	573
Benefits paid	(77)	(93)	(86)
Change in plan provisions	(91)	(3,851)	(990)
Actuarial (gain) loss	(668)	(1,355)	(1,752)
Benefit obligation end of period	2,317	2,995	7,749
Change in plan assets
Fair value of plan assets at beginning of period
Actual return on plan assets
Employer contributions	77	93	86
Benefits paid	(77)	(93)	(86)
Fair value of plan assets at end of period
Funded status	(2,317)	(2,995)	(7,749)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	17,272	15,134	13,105
Service cost
Interest cost	732	761	736
Benefits paid	(437)	(293)	(273)
Change in plan provisions	93
Actuarial (gain) loss	(1,787)	1,670	1,566
Benefit obligation end of period	15,873	17,272	15,134
Change in plan assets
Fair value of plan assets at beginning of period	12,543	10,842	10,742
Actual return on plan assets	3,857	1,488	(92)
Employer contributions	689	506	465
Benefits paid	(437)	(293)	(273)
Fair value of plan assets at end of period	16,652	12,543	10,842
Funded status	779	(4,729)	(4,292)
Accumulated benefit obligation	$ 15,873	$ 17,272	$ 15,134